INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Total current tax expense	$ 2,080	$ 2,953	$ 839
Total deferred tax expense	(363)	(493)	827
Total income tax expense	$ 1,717	$ 2,460	$ 1,666